WILMER CUTLER PICKERING
    HALE AND DORR LLP

60 STATE STREET BOSTON, MA 02109 +1 617 526 6000 + 617 526 5000 fax wilmerhale.com

November 8, 2004

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:
NitroMed, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

        Submitted herewith for filing on behalf of NitroMed, Inc. (the "Company") is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the "Securities Act"), of shares of Common Stock of the Company for a proposed maximum aggregate offering price of $75,000,000.

        This filing is being effected by direct transmission to the Commission's EDGAR System. On November 8, 2004, in anticipation of this filing, the Company caused the filing fee of $9,502.50 to be wire transferred to the Commission's account at the Mellon Bank in Pittsburgh.

        For purposes of scheduling, it is respectfully requested that the staff of the Commission inform us by Monday, November 15, 2004 as to whether this Registration Statement will be reviewed by the Commission.

        Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

        Please contact the undersigned or Steven Singer or Cynthia Mazareas at 617-526-6000 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/  SUSAN L. MAZUR

Susan L. Mazur

cc:
Cynthia T. Mazareas, Esq.
Lawrence E. Bloch, M.D.

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